Retirement plans - Asset allocation (Details)	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Equity securities	20.00%	19.00%
Debt securities	49.00%	54.00%
Cash and other short-term securities	31.00%	27.00%
Total	100.00%	100.00%